Investor Shares [Member] Expense Example - Investor - Western Asset Institutional Government Reserves - Investor Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 24
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	162
Expense Example, with Redemption, 10 Years	$ 373